Pension and Other Postretirement Benefit Plans 9 (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		$ 2,960,000,000	$ 3,110,000,000	$ 2,790,000,000
Aggregate accumulated benefit obligation		338,100,000	631,700,000	630,300,000
Aggregate projected benefit obligation		339,100,000	640,800,000	642,300,000
Aggregate fair value of plan assets		312,700,000	460,900,000	452,900,000
Aggregate benefit obligation		614,700,000	900,300,000	642,300,000
Aggregate fair value of plan assets		585,500,000	720,500,000	452,900,000
Equity securities		100.00%	100.00%	100.00%
Discretionary company contributions		28,300,000
Estimated future employer contributions in next fiscal year		67,000,000
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Special/contractual termination benefits	17,230,000	36,385,000
Expense associated with accelerated vesting	(17,230,000)		(4,524,000)	(1,120,000)	(2,039,000)
Change in other comprehensive loss related to postretirement benefit (gains) losses during the period	79,700,000	80,000,000	(255,700,000)	(353,100,000)
Change in other comprehensive loss related to reclassification of postretirement benefit (losses) gains to net income	(10,700,000)	(19,500,000)	(82,900,000)	(87,300,000)
Company contributions to benefit plans	6,800,000	152,100,000
Payments for the next fiscal year for claims			168,604,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense associated with accelerated vesting	0	1,017,000	0	0	0
Change in other comprehensive loss related to postretirement benefit (gains) losses during the period	6,000,000	41,200,000	(9,100,000)	(18,000,000)
Change in other comprehensive loss related to reclassification of postretirement benefit (losses) gains to net income	400,000	(1,000,000)	4,400,000	5,000,000
Company contributions to benefit plans	1,400,000	8,000,000
Payments for the next fiscal year for claims			$ 14,674,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumed annual composite rate of increase in the cost of health care		6.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumed annual composite rate of increase in the cost of health care		4.80%
Maximum [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities			1.00%	1.00%